Expense Example - Allspring Government MoneyMarket Funds - 100% Treasury Money Market Fund - Advisor Class	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	242
Expense Example, with Redemption, 10 Years	$ 551